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                         FIRST EAGLE SOGEN FUNDS, INC.

                         FIRST EAGLE SOGEN GLOBAL FUND
                        FIRST EAGLE SOGEN OVERSEAS FUND
                          FIRST EAGLE U.S. VALUE FUND
                          FIRST EAGLE SOGEN GOLD FUND

                          1345 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10105
                                 (800) 334-2143

                       SUPPLEMENT DATED JULY 16, 2002 TO
                        PROSPECTUS DATED MARCH 1, 2002.

FIRST EAGLE SOGEN GLOBAL FUND

Please note that in the section of the 'Average Annual Total Return Comparison' Table on p. 9 describing the First Eagle SoGen Global Fund 'Class C Shares Return Before Taxes,' the '1 Year' return figure should be changed to 8.38% (from 9.44%).

FIRST EAGLE SOGEN OVERSEAS FUND

Please note that in the section of the 'Average Annual Total Return Comparison' Table on p. 11 describing the First Eagle SoGen Overseas Fund 'Class C Shares Return Before Taxes,' the '1 Year' return figure should be changed to 3.54% (from 4.55%).